COLLABORATION INVENTORIES, NET - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	$ 17,454	$ 13,155
Work-in-process	4,440	2,990
Finished goods	2,009	3,288
Total collaboration inventories, net	$ 23,903	$ 19,433